NORTH SQUARE INVESTMENTS TRUST

(the “Trust”)

NORTH SQUARE SPECTRUM ALPHA FUND Class A: ORIGX; Class I: ORIYX	NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I: ORDNX

NORTH SQUARE DYNAMIC SMALL CAP FUND Class A: ORSAX; Class I: ORSIX	NORTH SQUARE TACTICAL GROWTH FUND Class A: ETFAX; Class C: ETFCX; Class I: ETFOX

NORTH SQUARE TACTICAL DEFENSIVE FUND Class A: ETFRX; Class C: ETFZX; Class I: ETFWX	NORTH SQUARE MULTI STRATEGY FUND Class A: ORILX; Class I: PORYX

NORTH SQUARE TRILOGY ALTERNATIVE RETURN FUND Class A: STTGX; Class C: STTCX; Class I: STTIX

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 6, 2024 to each Fund’s
Prospectus and Statement of Additional Information (“SAI”)
each dated September 28, 2023, as supplemented

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Trust has approved a change of the Trust’s name from “North Square Investments Trust” to “Exchange Place Advisors Trust.”

Accordingly, effective June 24, 2024, all references to the Trust’s name in the Funds’ Prospectus and SAI are hereby deleted and replaced with “Exchange Place Advisors Trust.”

Please retain this Supplement for future reference.